Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	October 31, 2025	October 31, 2024
Accounts receivable	$8,651,612	$7,582,530